Equity - Schedule of Common Stock (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Equity [Line Items]
Number of shares	525,575,547	561,000,000	561,000,000
Common stock value	$ 170,381	$ 6,185,082	$ 6,185,082
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	446,739,215	476,850,000	476,850,000
Common stock value	$ 144,823	$ 5,257,319	$ 5,257,319
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	78,836,332	84,150,000	84,150,000
Common stock value	$ 25,558	$ 927,763	$ 927,763